Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtednes - Recurring fair value measurement [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Senior Secured Credit Facilities [Member] | Term Loan B – U.S. Facility – Senior Secured Credit Facilities [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtednes [Line Items]
Term Loan	45.63%	88.25%
Senior Unsecured Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtednes [Line Items]
Term Loan	29.90%	77.65%
Senior Secured Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtednes [Line Items]
Term Loan	45.71%	88.72%
2026 Senior Secured Notes [Member]
Financial Instruments (Details) - Schedule of calculation of the fair value of the indebtednes [Line Items]
Term Loan	47.02%	94.09%